Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
Secured Convertible Notes
On April 12, 2024, the Company, Borrower, and Holder Representative entered into the Note Purchase Agreement with the Purchaser, pursuant to which the Borrower agreed to issue the Secured Convertible Notes in the aggregate principal amount of $30 million to the Purchaser. The net proceeds from the issuance of the Secured Convertible Notes, after deducting transaction fees and other debt issuance costs, was approximately $27.6 million. The Secured Convertible Notes initially bear interest at a rate of SOFR plus 6.50% per annum, subject to an additional 4.0% per annum if certain events of default occur and are continuing. The Secured Convertible Notes are guaranteed by the Company and each of the Company’s material subsidiaries (other than the Borrower), and are secured by substantially all of the Company’s and its subsidiaries’ assets (including all of its intellectual property). The Borrower may issue additional Secured Convertible Notes under the terms thereof, provided the aggregate principal outstanding amount does not exceed $50 million. The Secured Convertible Notes mature on April 12, 2028
The Secured Convertible Notes are convertible into shares of the Company’s Class A ordinary shares at an initial conversion price of $1.20 (or 833 Class A ordinary shares per $1,000 principal amount of Secured Convertible Notes), subject to customary anti-dilution adjustments. The Company’s ability to settle conversions using the Company’s Class A ordinary shares is subject to CFIUS Approval (as defined in the Secured Convertible Notes).
In the event of an asset sale by the Company (outside the ordinary course of business) or an insurance or condemnation event that results in net proceeds to the Company in excess of $2 million, the Borrower will be required to offer to prepay the Secured Convertible Notes up to the amount of such proceeds at par (unless such proceeds are used to purchase comparable assets within six months). In the event the Secured Convertible Notes are accelerated as a result of an event of default, the Borrower must pay a pre-payment penalty equal to 5% of the greater of (i) the outstanding principal amount and (ii) the then-prevailing conversion value. In connection with a change of control of the Company (including delisting of the Company’s Class A Ordinary shares), the holder has the right to require the Company to repurchase the Secured Convertible Notes for cash at a price equal to the greater of (i) 105% of the redemption value of the Secured Convertible Notes or (ii) 105% of the then-prevailing conversion value, plus accrued but unpaid interest thereon, as well as any other amounts owed (the “Put Price”). The Borrower also has the right to repurchase or force-convert the Secured Convertible Notes in connection with a full acquisition of the Company at the Put Price.
The Secured Convertible Notes contain standard certain restrictive covenants, including restrictions on (i) incurring indebtedness, subject to certain exceptions (including the ability to issue additional Secured Convertible Notes; provided the aggregate principal outstanding amount does not exceed $50 million), (ii) creating certain liens, subject to certain exceptions, (iii) the payment of dividends or other restricted payments, (iv) the sale, transfer or otherwise conveyance of certain assets, subject to asset sale pre-payment described above, and (v) affiliate transactions.
In connection with the Offering, the Company also entered into (i) a side letter with the Purchaser (the “Side Letter”), pursuant to which the Purchaser will be entitled to pre-emptive rights, in order to maintain its as-converted ownership percentage on the same basis as new capital raised and (ii) a registration rights agreement with the Purchaser (the “Registration Rights Agreement”), pursuant to which the Company agreed to register for resale the Class A Ordinary Shares issuable upon conversion of the Secured Convertible Notes.
CF&Co served as the Company’s financial advisor in connection with the offering and sale of the Secured Convertible Notes. Pursuant to a letter agreement, CF&Co will receive a fee equal to $0.9 million after the closing of the Secured Convertible Notes.